Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 5,788	$ 5,121
Accounts receivable - net of allowances for doubtful accounts of $661 and $704	16,794	16,532
Prepaid expenses	1,555	1,072
Other current assets	14,232	13,267
Total current assets	38,369	35,992
Property, Plant and Equipment - Net	124,899	124,450
Goodwill	105,207	104,568
Licenses	94,176	93,093
Customer Lists and Relationships - Net	14,243	18,208
Other Intangible Assets - Net	8,441	9,409
Investments in Equity Affiliates	1,674	1,606
Other Assets	16,812	15,346
Total Assets	403,821	402,672
Current Liabilities
Debt maturing within one year	9,832	7,636
Accounts payable and accrued liabilities	31,138	30,372
Advanced billings and customer deposits	4,519	4,682
Accrued taxes	2,079	2,176
Dividends payable	3,008	2,950
Total current liabilities	50,576	47,816
Long-Term Debt	113,681	118,515
Deferred Credits and Other Noncurrent Liabilities
Deferred income taxes	60,128	56,181
Postemployment benefit obligation	33,578	34,262
Other noncurrent liabilities	21,748	22,258
Total deferred credits and other noncurrent liabilities	115,454	112,701
Stockholders' Equity
Common stock ($1 par value, 14,000,000,000 authorized at December 31, 2016 and 2015: issued 6,495,231,088 at December 31, 2016 and 2015)	6,495	6,495
Additional paid-in capital	89,604	89,763
Retained earnings	34,734	33,671
Treasury stock (356,237,141 at December 31, 2016 and 350,291,239 at December 31, 2015, at cost)	(12,659)	(12,592)
Accumulated other comprehensive income	4,961	5,334
Noncontrolling interest	975	969
Total stockholders' equity	124,110	123,640
Total Liabilities and Stockholders' Equity	$ 403,821	$ 402,672